Exceptional items and remeasurements	12 Months Ended
Mar. 31, 2026
Exceptional Items And Remeasurements [Abstract]
Exceptional items and remeasurements	5. Exceptional items and remeasurements

To monitor our segmental financial performance, we use an adjusted profit measure that excludes exceptional items and remeasurements. We exclude certain income and expenses from adjusted profit because, if included, these items could distort understanding of our performance for the year and the comparability between periods. This note analyses these items, which are included in our results for the year but are excluded from adjusted profit.

Exceptional items and remeasurements from continuing operations

	2026	2025	2024
	£m	£m	£m
Included within operating profit
Exceptional items:
Net loss on disposal of NG Renewables	(96)	—	—
Net gain on the sale of Grain LNG	489	—	—
Transaction, separation and integration costs[1]	(17)	(65)	(44)
Changes in environmental provisions	—	146	(496)
Net gain on the sale of the ESO	—	187	—
Provision for UK electricity balancing costs	—	151	(498)
Impairment of joint venture	—	(303)	—
Major transformation programme	—	(74)	—
Cost efficiency programme	—	—	(65)
IFA fire	—	—	92
	376	42	(1,011)
Remeasurements – commodity contract derivatives	11	127	24
	387	169	(987)
1.Transaction, separation and integration costs represent the aggregate of distinct activities undertaken by the Group in the years presented.
Details of remeasurements, tax exceptional items and the tax effect of exceptional items and remeasurements are also provided in this note.

	2026	2025	2024
	£m	£m	£m
Included within operating profit	387	169	(987)
Included within finance income and costs
Remeasurements:
Net gains on financial assets at fair value through profit and loss	2	1	4
Net (losses)/gains on financing derivatives	(56)	3	11
	(54)	4	15
Included within share of post-tax results of joint ventures and associates
Remeasurements:
Net losses on financial instruments	—	(2)	(64)
Total included within profit before tax	333	171	(1,036)
Included within tax
Tax on exceptional items	8	76	159
Tax on remeasurements	8	(36)	(7)
	16	40	152
Total exceptional items and remeasurements after tax	349	211	(884)
Analysis of total exceptional items and remeasurements after tax
Exceptional items after tax	384	118	(852)
Remeasurements after tax	(35)	93	(32)
Total exceptional items and remeasurements after tax	349	211	(884)
5. Exceptional items and remeasurements cont.
Exceptional items
Management uses an exceptional items framework that has been discussed and approved by the Audit
& Risk Committee. This follows a three-step process which considers the nature of the event, the financial materiality involved and any particular facts and circumstances. In considering the nature of the event, management focuses on whether the event is within the Group’s control and how frequently such an event typically occurs. With respect to restructuring costs, these represent additional expenses incurred that are not related to the normal business and day-to-day activities. These can take place over multiple reporting periods given the scale of the Group, the nature and complexity of the transformation initiatives and due to the impact of strategic transactions. In determining the facts and circumstances, management considers factors such as ensuring consistent treatment between favourable and unfavourable transactions, the precedent for similar items, the number of periods over which costs will be spread or gains earned, and the commercial context for the particular transaction. The exceptional items framework was last updated in March 2022.
Items of income or expense that are considered by management for designation as exceptional items include significant restructurings, write-downs or impairments of non-current assets, significant changes in environmental or decommissioning provisions, integration of acquired businesses, gains or losses on disposals of businesses or investments and significant debt redemption costs as a consequence of transactions such as significant disposals or issues of equity, and the related tax, as well as deferred tax arising on changes to corporation tax rates. Costs arising from efficiency and transformation programmes include redundancy costs. Redundancy costs are charged to the consolidated income statement in the year in which a commitment is made to incur the costs and the main features of the restructuring plan have been announced to affected employees.
Set out below are details of the transactions against which we have considered the application of our exceptional items framework in each of the years for which results are presented.
2026
Net loss on disposal of NG Renewables
In the year the Group recognised a net loss of £96 million (before tax) on the disposal of its interest in
National Grid Renewables Development LLC (NG Renewables) to Brookfield Asset Management for cash consideration of £1,531 million ($2,061 million) (see note 10). The receipt of cash has been recognised within net cash used in investing activities within the consolidated cash flow statement.
Net gain on disposal of Grain LNG
In the year the Group recognised a net gain of £489 million on the disposal of its interest in Grain LNG to a consortium of multinational energy company, Centrica plc and energy transition infrastructure investment firm, Energy Capital Partners LLC, part of Bridgepoint Group plc for expected consideration of £1,375 million, which includes an estimate for an adjustment to the consideration under the Sale and Purchase
Agreement (see note 10). The receipt of cash has been recognised within net cash used in investing activities within the consolidated cash flow statement.
Transaction, separation and integration costs
In May 2024, we announced the sale of NG Renewables and Grain LNG as part of our strategic focus on becoming a leading pureplay networks business. Both disposals were completed in the current year, and the transaction costs were included in gain or loss on disposal (see note 10). Separation costs of £17 million were incurred in relation to the disposals of NG Renewables and Grain LNG. The costs incurred primarily related to professional fees and employee costs. These costs have been classified as exceptional in accordance with our exceptional items policy. While the costs incurred in isolation are not sufficiently material to warrant classification as an exceptional item, when taken in aggregate with the respective disposals, the impact to the consolidated income statement incurred over both years is sufficiently material to be classified as exceptional in line with our policy. The total cash outflow for the year was £44 million.
Changes in environmental provisions
In the US, we recognise environmental provisions related to the remediation of the Gowanus Canal,
Newtown Creek and the former manufacturing gas plant facilities previously owned or operated by the Group or its predecessor companies. The sites are subject to both state and federal environmental remediation laws in the US. Potential liability for the historical contamination may be imposed on responsible parties jointly and severally, without regard to fault, even if the activities were lawful when they occurred. The provisions and the Group’s share of estimated costs are re-evaluated at each reporting period. In the year, following discussions with the Environmental Protection Agency on the scope and design of remediation activities related to the Gowanus and Newtown Creek, we have re-
evaluated our estimates of total costs and recognised a net movement in the associated provision of £nil.
Under the terms of our rate plans, we are entitled to recovery of environmental clean-up costs from rate payers in future reporting periods. Such recoveries through overall allowed revenues are not classified as exceptional in the future periods that they occur due to the extended duration over which such costs are recovered and the immateriality of the recoveries in any given year.
Major transformation programme
Following the appointment of a new Chief Executive Officer in November 2025, strategic priorities were updated and as a result the transformation programme launched in 2024 has been reshaped. The costs expected to be incurred in aggregate going forward no longer meet the quantitative threshold to be classified as exceptional.
2025
Changes in environmental provisions
In the prior year, following discussions with the New York State Department of Environmental
Conservation and the Environmental Protection Agency on the scope and design of remediation activities related to certain of our responsible sites, we re-evaluated our estimates of total costs and recognised a net decrease of £64 million in relation to our provisions. Under the terms of our rate plans, we are entitled to recovery of environmental clean-up costs from rate payers in future reporting periods. Such recoveries through overall allowed revenues are not classified as exceptional in the future periods that they occur due to the extended duration over which such costs are recovered and the immateriality of the recoveries in any given year.
In the year ended 31 March 2025, the real discount rate applied to the Group’s environmental provisions was also revised to 2.0% to reflect the substantial and sustained change in US Government bond yield curves (see note 26). The principal impact of this rate increase was a £82 million decrease in our US environmental provisions. The weighted average remaining duration of our cash flows was around 10 years.
5. Exceptional items and remeasurements cont.
Exceptional items cont.
Net gain on disposal of the ESO
In the year ended 31 March 2025, the Group completed the disposal of the ESO to the UK Government for consideration of £673 million. As a result, the Group derecognised net assets of £486 million, resulting in a gain of £187 million. The receipt of cash was recognised within net cash used in investing activities within the consolidated cash flow statement.
Provision for UK electricity balancing costs
In the year ended 31 March 2024, the ESO’s operating profit increased due to a substantial over-recovery of allowed revenues received under its regulatory framework. Under IFRS a corresponding liability is not recognised for the return of over-recoveries as this relates to future customers and services that have not yet been delivered. Following legislation to enable the separation of the ESO and the formation of the
NESO, the Group recognised a liability of £498 million in the year ended 31 March 2024 representing the element of the over-recovery that was expected to be settled through the sale process. In the prior year, the liability was remeasured at £347 million to reflect the final amount of over-recovered revenues that transferred through with the ESO on disposal on 1 October 2024.
Impairment of joint venture
In the prior year, we agreed with our joint venture partner, RWE Renewables, that our investment in
Community Offshore Wind, LLC will pause project development for the time being. The Group determined that the investment has negligible value and an impairment of £303 million was recognised (see note 16).
Transaction, separation and integration costs
In the year ended 31 March 2025, transaction and separation costs of £26 million were incurred in relation to the planned disposal of NG Renewables and £8 million in relation to the planned disposal of
Grain LNG. The costs incurred primarily related to professional fees and employee costs. In remeasuring the NG Renewables disposal group to fair value less costs to sell in accordance with IFRS 5, the Group also recognised a £31 million impairment loss. These costs were classified as exceptional in accordance with our exceptional items policy. While the costs incurred in isolation were not sufficiently material to warrant classification as an exceptional item, when taken in aggregate with the respective disposals, the impact to the consolidated income statement incurred over both years would be sufficiently material to be classified as exceptional in line with our policy. The total cash outflow for the year was £6 million.
Major transformation programme
Following the announcement of our strategic priorities in May 2024, the Group entered into a new four‑year transformation programme designed to implement our refreshed strategy to be a pre-eminent pureplay networks business. In the prior year, the Group incurred £74 million of costs in relation to the programme. The costs recognised primarily related to technology implementation costs, employee costs and professional fees incurred in delivering the programme. While the costs incurred since the commencement of the programme did not meet the quantitative threshold to be classified as exceptional on a standalone basis, when taken in aggregate with the costs expected to be incurred over the duration of the programme, we concluded that the costs should be classified as exceptional in line with our exceptional items policy. The total cash outflow for the period was £62 million.
2024
Provision for UK electricity balancing costs
As described above, during the year ended 31 March 2024 the ESO’s operating profit increased due to a substantial over-recovery of allowed revenues received under its regulatory framework. The Group recognised a liability for the over-recovered revenues which were forecasted to transfer through the sales process.
Changes in environmental provisions
In the year ended 31 March 2024, following discussions with the New York State Department of
Environmental Conservation and the Environmental Protection Agency on the scope and design of remediation activities related to certain of our responsible sites, we re-evaluated our estimates of total costs and increased our US environmental provision by £496 million. Under the terms of our rate plans, we are entitled to recovery of environmental clean-up costs from rate payers in future reporting periods.
Transaction, separation and integration costs
Separation costs of £11 million were incurred in relation to the disposal of NECO, £6 million in relation to the disposal of the UK Gas Transmission business and £27 million in connection with the integration of NGED. The costs incurred primarily related to professional fees, relocation costs and employee costs.
The costs were classified as exceptional in accordance with our exceptional items policy. While the transaction, separation and integration costs incurred during the year did not meet the quantitative threshold to be classified as exceptional on a standalone basis, when taken in aggregate with the
£340 million of costs in previous periods, the costs qualified for exceptional treatment in line with our exceptional items policy. The total cash outflow for the period was £33 million. The Group is entitled to cost recovery in relation to the separation of the ESO. Accordingly, these costs were not classified as exceptional.
Cost efficiency programme
During the year ended 31 March 2024, the Group incurred £65 million of costs in relation to the major cost efficiency programme announced in November 2021, that targeted at least £400 million savings per annum across the Group by the end of three years. The costs recognised in the period primarily related to redundancy provisions, employee costs and professional fees incurred in delivering the programme. While the costs incurred during the year did not meet the quantitative threshold to be classified as exceptional on a standalone basis, when taken in aggregate with the £142 million of costs incurred since the announcement of the programme, the costs qualified for exceptional treatment in line with our exceptional items policy. The total cash outflow for the year was £53 million. The cost efficiency programme completed in the year ended 31 March 2024.
Fire at IFA converter station
In September 2021, a fire at the IFA1 converter station in Sellindge, Kent caused significant damage to infrastructure on site. In the period, the Group recognised net insurance claims of £92 million, which were recognised as exceptional in line with our exceptional items policy and consistent with related claims in the preceding year. The total cash inflow in the period in relation to the insurance proceeds was £92 million.
5. Exceptional items and remeasurements cont.
Remeasurements
Remeasurements comprise unrealised gains or losses recorded in the consolidated income statement arising from changes in the fair value of certain of our financial assets and liabilities accounted for at fair value through profit and loss (FVTPL). Once the fair value movements are realised (for example, when the derivative matures), the previously recognised fair value movements are then reversed through remeasurements and recognised within earnings before exceptional items and remeasurements. These assets and liabilities include commodity contract derivatives and financing derivatives to the extent that hedge accounting is not available or is not fully effective.
The unrealised gains or losses reported in profit and loss on certain additional assets and liabilities treated at FVTPL are also classified within remeasurements. These relate to financial assets (which fail the ‘solely payments of principal and interest test’ under IFRS 9), the money market fund investments used by Group
Treasury for cash management purposes and the net foreign exchange gains and losses on borrowing activities. These are offset by foreign exchange gains and losses on financing derivatives measured at fair value. In all cases, these fair values increase or decrease because of changes in foreign exchange, commodity or other financial indices over which we have no control.
We report unrealised gains or losses relating to certain discrete classes of financial assets accounted for at FVTPL within adjusted profit. These comprise our portfolio of investments made by National Grid
Partners and our investment in Sunrun Neptune 2016 LLC (both within NGV). The performance of these assets (including changes in fair value) is included in our assessment of adjusted profit for the relevant business units.
Remeasurements excluded from adjusted profit are made up of the following categories:
i.Net gains/(losses) on commodity contract derivatives represent mark-to-market movements on certain physical and financial commodity contract obligations in the US and UK. These contracts primarily relate to the forward purchase of energy for supply to customers, or to the economic hedging thereof, that are required to be measured at fair value and that do not qualify for hedge accounting. Under the existing rate plans in the US, commodity costs are recoverable from customers although the timing of recovery may differ from the pattern of costs incurred;
ii.Net gains/(losses) on financing derivatives comprise gains and losses arising on derivative financial instruments, net of interest accrued, used for the risk management of interest rate and foreign exchange exposures and the offsetting foreign exchange losses and gains on the associated borrowing activities. These exclude gains and losses for which hedge accounting has been effective and have been recognised directly in the consolidated statement of other comprehensive income or are offset by adjustments to the carrying value of debt (see notes 17 and 32). Net foreign exchange gains and losses on financing derivatives used for the risk management of foreign exchange exposures are offset by foreign exchange losses and gains on borrowing activities; and
iii.Net gains/(losses) on financial assets measured at FVTPL comprise gains and losses on the investment funds held by our insurance captives which are categorised as FVTPL (see note 15).